Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
9.	Debt

Long-term debt, net of unamortized debt discount and deferred financing costs, consisted of the following:

	March 31, 2021	December 31, 2020
DWIP Agreement	$102,600	$102,600
Facility Agreement	539,166	547,677
Subscription Agreement	172,254	85,112
Other debt	2,834	2,960
Less: unamortized debt discount and financing fees	(11,522)	(9,876)

Debt, carrying amount	$805,332	$728,473

DWIP Loan Agreement

In 2014, a subsidiary of the Company, AP WIP Holdings, LLC (“DWIP”), borrowed $115 million under a loan agreement (“DWIP Agreement”), pursuant to which DWIP is the sole borrower and the lending syndicate is a collection of lenders managed by a related party to the administrative agent. AP Service Company, LLC (the “Servicer”), a wholly owned subsidiary of the Company, is the Servicer under the DWIP Agreement. An unrelated party to DWIP was named as backup servicer in the event of a default of the Servicer as defined in the DWIP Agreement. The DWIP Agreement requires an annual rating be performed by a rating agency. In 2016, DWIP repaid $12,400 of the loan balance.

On October 16, 2018, DWIP signed an amendment that extended the maturity from August 10, 2019, to October 16, 2023, at which time all outstanding principal balances shall be repaid. The amendment allows that principal balances may be prepaid in whole on any date, provided that a prepayment premium equal to 3.0% of the prepayment loan amount shall apply if the payment occurs on or prior to 24 months after October 16, 2018, to 2.0% of the prepayment loan amount shall apply if the payment occurs on or prior to 36 months after October 16, 2018 but after 24 months after October 16, 2018, 1.0% of the prepayment loan amount shall apply if the payment occurs on or prior to 60 months after October 16, 2018 but after 36 months after October 16, 2018, and 0% of the prepayment loan amount shall apply if the payment occurs after 60 months after October 16, 2018. Additionally, the amendment also adjusted the interest rate from 4.50% to 4.25%.

Interest and fees due under the DWIP Agreement are payable monthly through the application of funds secured in a bank account controlled by the collateral agent (the collection account). The collateral agent sweeps customer collections from DWIP’s lockbox account each month. After receipt of a monthly report prepared by the Servicer detailing loan activity, borrowing compliance, customer collections, and general reserve account required balances, the collateral agent disburses funds monthly for interest, fees, deposits to the reserve account (if required), mandatory prepayments (if required), and remaining amounts from the prior months’ collections to DWIP.

As of March 31, 2021 and December 31, 2020, $100,000 has been advanced to DWIP under the DWIP Agreement and DWIP’s escrow account balance and the related liability associated with this balance was $2,600 as of March 31, 2021 and December 31, 2020. The escrow and collection account balances are included in the carrying amount of restricted cash in the condensed consolidated balance sheets.

DWIP is subject to restrictive covenants relating to, among others, future indebtedness and transfer of control of DWIP, and DWIP must also meet a financial ratio relating to interest coverage (as defined in the DWIP Agreement). For the periods presented, DWIP was in compliance with all covenants associated with the DWIP Agreement.

Facility Agreement (up to £1,000,000)

In October 2017, a subsidiary of the Company, AP WIP International Holdings, LLC (“IWIP”), entered into a facility agreement (the “Facility Agreement”) for up to £1,000,000 with AP WIP Investments, LLC, as guarantor, Telecom Credit Infrastructure Designated Activity Company (“TCI DAC”), as original lender, Goldman Sachs Lending Partners LLC, as agent, and GLAS Trust Corporation Limited, as security agent.

TCI DAC is an Irish Section 110 Designated Activity Company. The Facility Agreement is an uncommitted, £1,000,000 note issuance program with an initial 10-year term and was created as a special purpose vehicle with the objective of issuing notes from time to time. The notes may be issued in U.S. Dollars, Pound Sterling, Euros, Australian Dollar, and Canadian Dollar. No rating of the loans is required.

Under the terms of the Facility Agreement, IWIP is the sole borrower and the finance parties include a lender, an agent and certain other financial institutions. AP WIP Investments, which controls IWIP, is a guarantor of the loan and the loan is secured by the direct equity interests in IWIP. The loan is also secured by a debt service reserve account and escrow cash account of IWIP, which are included in restricted cash in the condensed consolidated balance sheets, as well as direct equity interests and bank accounts of certain of IWIP’s asset owning subsidiaries. The Servicer, a subsidiary of the Company, is the Servicer under the Facility Agreement. The loan is senior in right of payment to all other debt of IWIP.

The Facility Agreement provides for funding up to £1 billion (uncommitted) consisting of tranches in Euros (“Series 1-A Tranche”) and tranches in Pound Sterling (“Series 1-B Tranche”), with additional tranches available in Canadian, Australian and U.S. dollars. In October 2017, $266,200 of the amount available under the Facility Agreement was funded, comprising individual loans of €115,000 and £100,000. At closing of the Facility Agreement, $5,000 was funded to and is required to be held in an escrow account.

During November 2018, an additional $98,400 of the amount available under the Facility Agreement was funded, consisting of loans of €40,000 (“Series 2-A Tranche”) and £40,000 (“Series 2-B Tranche”).

The Series 1-A Tranche and Series 1-B Tranche accrue interest at an annual rate of 4.10% and 4.61%, respectively. The Series 2-A Tranche and Series 2-B Tranche accrue interest at an annual rate of 3.44% and 4.29%, respectively. Each tranche may include sub-tranches which may have a different interest rate than the other loans under the initial tranche. All tranches will have otherwise identical terms. For any floating interest rate portion of any tranche (or sub tranche), the interest rate is as reported and delivered to IWIP five days prior to a quarter end date. Coupons do not reflect certain related administration or servicing costs from third parties.

The Series 1-A Tranche, Series 1-B Tranche, the Series 2-A Tranche and the Series 2-B Tranche loans mature on October 30, 2027, at which time all outstanding principal balances shall be repaid. Principal balances under the Facility Agreement may be prepaid in whole on any date, subject to the payment of any make-whole provision (as defined in the Facility Agreement).

On August 27, 2020, additional borrowings under the Facility Agreement were made, consisting of €75,000 (“Series 3-A Tranche”) and £55,000 (“Series 3-B Tranche”) and resulting in an increase in the outstanding debt thereunder of $160,475. In connection with these borrowings, the Facility Agreement was amended, among other things, to extend the termination date of the Facility Agreement from October 30, 2027 to such latest date of any outstanding loan under the Facility Agreement. As a result, the maturity dates for the Series 3-A Tranche and the Series 3-B Tranche were set at August 26, 2030. The amendment to the definition of termination date in the Facility Agreement does not impact the maturity dates of the Series 1-A Tranche, Series 1-B Tranche, the Series 2-A Tranche or the Series 2-B Tranche. The Series 3-A Tranche and Series 3-B Tranche accrue interest at an annual rate of 2.97% and 3.74%, respectively.

IWIP is subject to certain financial condition and testing covenants (such as interest coverage, leverage and equity requirements and limits) as well as restrictive covenants relating to, among others, future indebtedness and liens and other material activities of IWIP and its subsidiaries. For the periods presented, IWIP was in compliance with all covenants associated with the Facility Agreement.

DWIP II Loan Agreement

In 2015, AP WIP Domestic Investment II, LLC (“DWIP II”), a wholly owned subsidiary of AP WIP Investments, entered into a loan agreement, which was later amended and restated (the “A&R Mezzanine Loan Agreement”). In April 2020, APW OpCo acquired all of the rights to the loans and obligations under the A&R Mezzanine Loan Agreement from the lenders thereunder for $47,775, thereby settling this obligation.

On April 15, 2021, APW OpCo and DWIP II amended and restated the A&R Mezzanine Loan Agreement (the “New DWIP II Loan Agreement”) to increase the borrowings thereunder to $75,000 and to modify the interest rate and the maturity date. Contemporaneously with entering into the New DWIP II Loan Agreement and additional borrowing, APW OpCo transferred all of the rights to the loans and obligations under the New DWIP II Loan Agreement to unrelated third-party lenders for an aggregate consideration of $75,000.

Subscription Agreement (up to £250,000)

On November 6, 2019, AP WIP Investments Borrower, LLC, a subsidiary of AP WIP Investments (“AP WIP Investments Borrower”) and a Delaware limited liability company, which was created on September 25, 2019, entered into a subscription agreement (the “Subscription Agreement”) to borrow funds for working capital and other corporate purposes. Under the terms of the Subscription Agreement, AP WIP Investments Borrower is the sole borrower and AP WIP Investments is the guarantor of the loan and the loan is secured by AP Wireless’ direct equity interests in AP WIP Investments. The loan is senior in right of payment to all other debt of AP WIP Investments Borrower. There is no cross default or cross acceleration to senior secured debt other than if there is an acceleration under the senior debt in relation to certain events as per documentation such as the breach by the guarantor in certain cases. The Subscription Agreement provides for funding up to £250,000 in the form of nine-year term loans consisting of three tranches available in Euros, Pound Sterling and U.S. dollars. On November 8, 2019, $75,480 of the amount available under the Subscription Agreement was funded. This amount was comprised of €68,000 (the “Euro Class A Tranche”). At closing of the Subscription Agreement, $3,000 was funded to and is required to be held in a debt service reserve account.

The initial Euro Class A Tranche balance outstanding under the Facility Agreement accrues interest at a fixed annual rate equal to 4.25%, which is payable quarterly on the 20th day following the end of each calendar quarter. The loans mature on November 6, 2028, at which time all outstanding principal balances shall be repaid. The loans also carry a 2.00% payment-in-kind interest (PIK), payable on repayment of principal. Principal balances under the Facility Agreement may be prepaid in whole on any date, subject to the payment of any applicable prepayment fee. Each tranche may include sub-tranches, which may have a different interest rate than other promissory certificates under its related tranche.

AP WIP Investments Borrower is subject to certain financial condition and testing covenants (such as interest coverage and leverage limits) as well as restrictive and operating covenants relating to, among others, future indebtedness and liens and other material activities of AP WIP Investments Borrower and its affiliates. AP WIP Investments Borrower was in compliance with all covenants associated with the Subscription Agreement for the period that borrowings were outstanding during the three months ended March 31, 2021.

In February 2021, a new tranche of debt was issued under the Subscription Agreement. The Company added approximately $94 million of USD equivalents (€77 million) of new interest-only secured notes under the existing debt facility. The notes mature on November 8, 2028, with a blended current cash interest rate of 3.9% plus 1.75% payment-in-kind interest. The cash pay interest rates consist of both fixed and floating rates. In connection with this borrowing, $4,500 was funded to and is required to be held in a debt service reserve account.

Debt Discount and Financing Costs

In connection with the borrowing made under the Subscription Agreement in February 2021, deferred financing fees were incurred, totaling $1,780. Amortization of debt discount and deferred financing costs, included in interest expense, net on the condensed consolidated statements of operations, was $135 and $10 for the three months ended March 31, 2021 and the period from February 10 to March 31, 2020 (Successor), respectively, and $281 for the period from January 1 to February 9, 2020 (Predecessor).

9.	Debt

Long-term debt, net of unamortized debt discount and deferred financing costs, consisted of the following:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
DWIP Agreement	$102,600	$102,600
Facility Agreement	547,677	359,764
DWIP II Loan	—	49,250
Subscription Agreement	85,112	76,567
Other debt	2,960
Less: unamortized debt discount and financing fees	(9,876)	(15,250)

Debt, carrying amount	$728,473	$572,931

DWIP Loan Agreement

In 2014, a subsidiary of the Company, AP WIP Holdings, LLC (“DWIP”), borrowed $115 million under a loan agreement (“DWIP Agreement”), pursuant to which DWIP is the sole borrower and the lending syndicate is a collection of lenders managed by a related party to the administrative agent. AP Service Company, LLC (the “Servicer”), a wholly owned subsidiary of the Company, is the Servicer under the DWIP Agreement. An unrelated party to DWIP was named as backup servicer in the event of a default of the Servicer as defined in the DWIP Agreement. The DWIP Agreement requires an annual rating be performed by a rating agency. In 2016, DWIP repaid $12,400 of the loan balance.

On October 16, 2018, DWIP signed an amendment that extended the maturity from August 10, 2019, to October 16, 2023, at which time all outstanding principal balances shall be repaid. The amendment allows that principal balances may be prepaid in whole on any date, provided that a prepayment premium equal to 3.0% of the prepayment loan amount shall apply if the payment occurs on or prior to 24 months after October 16, 2018, to 2.0% of the prepayment loan amount shall apply if the payment occurs on or prior to 36 months after October 16, 2018 but after 24 months after October 16, 2018, 1.0% of the prepayment loan amount shall apply if the payment occurs on or prior to 60 months after October 16, 2018 but after 36 months after October 16, 2018, and 0% of the prepayment loan amount shall apply if the payment occurs after 60 months after October 16, 2018. Additionally, the amendment also adjusted the interest rate from 4.50% to 4.25%.

Interest and fees due under the DWIP Agreement are payable monthly through the application of funds secured in a bank account controlled by the collateral agent (the collection account). The collateral agent sweeps customer collections from DWIP’s lockbox account each month. After receipt of a monthly report prepared by the Servicer detailing loan activity, borrowing compliance, customer collections, and general reserve account required balances, the collateral agent disburses funds monthly for interest, fees, deposits to the reserve account (if required), mandatory prepayments (if required), and remaining amounts from the prior months’ collections to DWIP.

As of December 31, 2020 (Successor) and December 31, 2019 (Predecessor), $100,000 has been advanced to DWIP under the DWIP Agreement and DWIP’s escrow account balance and the related liability associated with this balance was $2,600 as of December 31, 2020 (Successor) and December 31, 2019 (Predecessor). The escrow and collection account balances are included in the carrying amount of restricted cash in the consolidated balance sheets.

DWIP is subject to restrictive covenants relating to, among others, future indebtedness and transfer of control of DWIP, and DWIP must also meet a financial ratio relating to interest coverage (as defined in the DWIP Agreement). For the periods presented, DWIP was in compliance with all covenants associated with the DWIP Agreement.

Facility Agreement (up to £1,000,000)

In October 2017, a subsidiary of the Company, AP WIP International Holdings, LLC (“IWIP”), entered into a facility agreement (the “Facility Agreement”) for up to £1,000,000 with AP WIP Investments, LLC, as guarantor, Telecom Credit Infrastructure Designated Activity Company (“TCI DAC”), as original lender, Goldman Sachs Lending Partners LLC, as agent, and GLAS Trust Corporation Limited, as security agent.

TCI DAC is an Irish Section 110 Designated Activity Company. The Facility Agreement is an uncommitted, £1,000,000 note issuance program with an initial 10-year term and was created as a special purpose vehicle with the objective of issuing notes from time to time. The notes may be issued in U.S. Dollars, Pound Sterling, Euros, Australian Dollar, and Canadian Dollar. No rating of the loans is required.

Under the terms of the Facility Agreement, IWIP is the sole borrower and the finance parties include a lender, an agent and certain other financial institutions. AP WIP Investments, which controls IWIP, is a guarantor of the loan and the loan is secured by the direct equity interests in IWIP. The loan is also secured by a debt service reserve account and escrow cash account of IWIP, which are included in restricted cash in the consolidated balance sheets, as well as direct equity interests and bank accounts of certain of IWIP’s asset owning subsidiaries. The Servicer, a subsidiary of the Company, is the Servicer under the Facility Agreement. The loan is senior in right of payment to all other debt of IWIP.

The Facility Agreement provides for funding up to £1 billion (uncommitted) consisting of tranches in Euros (“Series 1-A Tranche”) and tranches in Pound Sterling (“Series 1-B Tranche”), with additional tranches available in Canadian, Australian and U.S. dollars. In October 2017, $266,200 of the amount available under the Facility Agreement was funded, comprising individual loans of €115,000 and £100,000. At closing of the Facility Agreement, $5,000 was funded to and is required to be held in an escrow account.

During November 2018, an additional $98,400 of the amount available under the Facility Agreement was funded, consisting of loans of €40,000 (“Series 2-A Tranche”) and £40,000 (“Series 2-B Tranche”).

The Series 1-A Tranche and Series 1-B Tranche accrue interest at an annual rate of 4.10% and 4.61%, respectively. The Series 2-A Tranche and Series 2-B Tranche accrue interest at an annual rate of 3.44% and 4.29%, respectively. Each tranche may include sub-tranches which may have a different interest rate than the other loans under the initial tranche. All tranches will have otherwise identical terms. For any floating interest rate portion of any tranche (or sub tranche), the interest rate is as reported and delivered to IWIP five days prior to a quarter end date. Coupons do not reflect certain related administration or servicing costs from third parties.

The Series 1-A Tranche, Series 1-B Tranche, the Series 2-A Tranche and the Series 2-B Tranche loans mature on October 30, 2027, at which time all outstanding principal balances shall be repaid. Principal balances under the Facility Agreement may be prepaid in whole on any date, subject to the payment of any make-whole provision (as defined in the Facility Agreement).

On August 27, 2020, additional borrowings under the Facility Agreement were made, consisting of €75,000 (“Series 3-A Tranche”) and £55,000 (“Series 3-B Tranche”) and resulting in an increase in the outstanding debt thereunder of $160,475. In connection with these borrowings, the Facility Agreement was amended, among other things, to extend the termination date of the Facility Agreement from October 30, 2027 to such latest date of any outstanding loan under the Facility Agreement. As a result, the maturity dates for the Series 3-A Tranche and the Series 3-B Tranche were set at August 26, 2030. The amendment to the definition of termination date in the Facility Agreement does not impact the maturity dates of the Series 1-A Tranche, Series 1-B Tranche, the Series 2-A Tranche or the Series 2-B Tranche. The Series 3-A Tranche and Series 3-B Tranche accrue interest at an annual rate of 2.97% and 3.74%, respectively.

IWIP is subject to certain financial condition and testing covenants (such as interest coverage, leverage and equity requirements and limits) as well as restrictive covenants relating to, among others, future indebtedness and liens and other material activities of IWIP and its subsidiaries. For the periods presented, IWIP was in compliance with all covenants associated with the Facility Agreement.

DWIP II Loan Agreement

In 2015, AP WIP Domestic Investment II, LLC (“DWIP II”), a wholly owned subsidiary of AP WIP Investments, entered into a Secured Loan and Security Agreement (the “Mezzanine Loan Agreement”), which was later amended and restated (the “A&R Mezzanine Loan Agreement”). In April 2020, APW OpCo acquired all of the rights to the loans and obligations under the A&R Mezzanine Loan Agreement from the lenders thereunder for $47,775, thereby settling this obligation. As of the settlement date, the carrying amount of the outstanding debt was $49,039. Accordingly, a gain on the extinguishment of the obligation under the A&R Mezzanine Loan Agreement of $1,264 was recognized in the consolidated statement of operations.

Subscription Agreement (up to £250,000)

On November 6, 2019, AP WIP Investments Borrower, LLC, a subsidiary of AP WIP Investments (“AP WIP Investments Borrower”) and a Delaware limited liability company, which was created on September 25, 2019, entered into a subscription agreement to borrow funds for working capital and other corporate purposes. Under the terms of the Subscription Agreement, AP WIP Investments Borrower is the sole borrower and AP WIP Investments is the guarantor of the loan and the loan is secured by AP Wireless’ direct equity interests in AP WIP Investments. The loan is senior in right of payment to all other debt of AP WIP Investments Borrower. There is no cross default or cross acceleration to senior secured debt other than if there is an acceleration under the senior debt in relation to certain events as per documentation such as the breach by the guarantor in certain cases. The Subscription Agreement provides for funding up to £250,000 in the form of nine-year term loans consisting of three tranches available in Euros, Pound Sterling and U.S. dollars. On November 8, 2019, $75,480 of the amount available under the Subscription Agreement was funded. This amount was comprised of €68,000 in the form of Class A Tranche. At closing of the Subscription Agreement, $3,000 was funded to and is required to be held in a debt service reserve account.

The initial Euro Class A Tranche balance outstanding under the Facility Agreement accrues interest at a fixed annual rate equal to 4.25%, which is payable quarterly on the 20th day following the end of each calendar quarter. The loans mature on November 6, 2028, at which time all outstanding principal balances shall be repaid. The loans also carry a 2.00% payment-in-kind interest (PIK), payable on repayment of principal. Principal balances under the Facility Agreement may be prepaid in whole on any date, subject to the payment of any applicable prepayment fee. Each tranche may include sub-tranches, which may have a different interest rate than other promissory certificates under its related tranche.

AP WIP Investments Borrower is subject to certain financial condition and testing covenants (such as interest coverage and leverage limits) as well as restrictive and operating covenants relating to, among others, future indebtedness and liens and other material activities of AP WIP Investments Borrower and its affiliates. AP WIP Investments Borrower was in compliance with all covenants associated with the Subscription Agreement for the period that borrowings were outstanding during the year ended December 31, 2020.

In February 2021, a new tranche of debt was issued under the Subscription Agreement. The Company added approximately $94 million of USD equivalents (€77 million) of new interest-only secured notes under the existing debt facility. The notes mature on November 8, 2028, with a blended current cash interest rate of 3.9% plus 1.75% payment-in-kind interest. The cash pay interest rates consist of both fixed and floating rates.

Debt Discount and Financing Costs

In connection with the amendments made to the Facility Agreement on August 27, 2020 and the additional borrowings made thereunder, deferred financing fees were incurred, totaling $3,721. Amortization of debt discount and deferred financing costs, included in interest expense, net on the consolidated statements of operations, was $192 for the period from February 10 to December 31, 2020 (Successor), $281 for the period from January 1 to February 9, 2020 (Predecessor) and $2,920 for the year ended December 31, 2019 (Predecessor).